Operating Expenses	12 Months Ended
Dec. 31, 2021
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Operating Expenses
NOTE 26: OPERATING EXPENSES
The operating expenses are made of the next three components:

•	Research & development expenses

•	General and administrative expenses

•	Non-recurring operating income and expenses
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s consolidated financial statements.

(€’000)	For the year ended December 31,
	2021	2020	2019
Employee expenses	9 475	8 564	8 362
Travel & Living	85	116	486
Clinical study costs	4 000	5 555	4 713
Preclinical study costs	2 473	1 976	3 711
Process development and scale-up	770	1 056	3 765
Consulting fees	568	372	675
IP filing and maintenance fees	353	230	260
Share-based payments	644	927	813
Depreciation	1 276	1 511	1 444
Rent and utilities	670	800	746
Delivery systems	—	47	53
Others	459	369	168

Total R&D expenses	20 773	21 522	25 196

Research and development expenses totaled €20.8 million for the year ended December 31, 2021, which represents a decrease of 3% compared to 2020. The Group’s R&D internal resources are allocated to the continuous development of its immuno-oncology platform mainly in allogenic setting with its products candidate
CYAD-101,
CYAD-211
and preclinical programs (such as
CYAD-203).
The decrease in the Group’s R&D expenses is primarily driven by:

•	The increase of employee expenses mainly related to movement of employees through the year ended December 31, 2021 to support the Group’s preclinical and clinical programs

•	The increase of preclinical activities associated with the CYAD-203 program (next-generation NKG2D) and other next-generation CAR T candidates, compensated by;

•	The decrease of process development and clinical development after the Group’s decision in Q4 2020 to discontinue the development of first-generation, autologous CAR T candidate CYAD-01;

•	The decrease of process development associated to the transition from preclinical to clinical development of the CYAD-211 program; and

•	The decrease of the expenses associated with the share-based payments (non-cash expenses) related to the warrants plan offered to our employees, managers and directors.
Research and development expenses totaled €21.5 million for the year ended December 31, 2020, which represents a decrease of 15% compared to 2019. The Group’s R&D internal resources are allocated to the continuous development of its immuno-oncology platform both in autologous setting on the products candidate
CYAD-02
and in allogenic setting with its products candidate
CYAD-101,
CYAD-211
and preclinical programs. The decrease in the Group’s R&D expenses is primarily driven by:

•
a decrease in preclinical activities, including process development and scale-up,
associated with its r/r AML and MDS product candidates and the transition from preclinical to clinical development of these programs;

•	a decrease of travel & living expenses due to COVID-19 pandemic travel restrictions, partly compensated by;

•
an increase of the clinical study costs due to the transition from preclinical to clinical development of the Group’s programs. In 2020, these costs include the provision for onerous contract related to the contractual obligation through clinical study suppliers after the Group’s decisions to discontinue the development of first-generation, autologous CAR T candidate
CYAD-01;

•	an increase in consultancy fees to support the clinical and preclinical programs of the Group.
General and administrative expenses

(€’000)	For the year ended December 31,
	2021	2020	2019
Employee expenses	3 575	3 363	3 542
Share-based payments	1 529	1 855	1 962
Rent	50	87	66
Insurances	1 642	1 182	559
Communication & Marketing	434	454	607
Consulting fees	2 254	1 747	1 532
Travel & Living	31	91	331
Post-employment benefits	(7)	19	(33)
Depreciation	243	320	345
Other	157	197	159

Total General and administration	9 908	9 315	9 070

General and administrative expenses increased by €0.6 million over the year ended December 31, 2021, which represents an increase of 6.4% compared to 2020. The increase in insurances costs (D&O insurance principally) and consulting fees associated with legal, recruitment and capital raise opportunities have been partially compensated by the decrease of the expenses associated with the share-based payments
(non-cash
expenses) related to the warrants plan offered to the Group’s employees, managers and directors.
General and administrative expenses increased by €
0.2
 million over the year ended December
31
,
2020
, which represents an increase of
3
% compared to
2019
. This variance primarily relates higher insurances costs compared to prior year partially compensated by savings on the travel & living expenses due to
COVID-19
pandemic travel restrictions.
Non-recurring
operating income and expenses
Non-recurring
operating income and expenses are defined as
one-off
items, not directly related to the operational activities of the Group. No operations qualify for such a presentation for the years 2021, 2020 and 2019.